Other non-current assets	12 Months Ended
Dec. 31, 2018
Other non-current assets
Other non-current assets

14. Other non-current assets

Other non-current assets consisted of non-current restricted cash, financial assets held at fair value through profit or loss and other non-current assets.

	December 31,
	2018	2017	2016
	(Euro, in thousands)
Non-current restricted cash	€1,276	€1,158	€1,098
Financial assets held at fair value through profit or loss	6,000	1,754	2,351
Other non-current assets	643	549	529
Total other non-current assets	€7,919	€3,461	€3,978

Restricted cash on December 31, 2018 was composed of bank guarantees on real estate lease obligations in Belgium and in the Netherlands for €0.7 million and €0.6 million respectively.

Restricted cash on December 31, 2017 was composed of bank guarantees on real estate lease obligations in Belgium and in the Netherlands for €0.45 million and €0.7 million respectively.

Financial assets held at fair value through profit or loss consisted of equity instruments of  listed companies. Galapagos has no restrictions on the sale of these equity instruments and the assets are not pledged under any Galapagos’ liabilities. These instruments are designated as financial assets held at fair value through profit or loss which qualify for level 1 fair value measurement based upon the closing price of such securities on Euronext at each reporting date.

Fair value changes on financial assets with fair value through profit or loss are recognized directly in profit or loss.

The table below illustrates these financial assets held at fair value through profit or loss as at December 31,2018, 2017 and 2016.

	December 31,
	2018	2017	2016
	(Euro, in thousands)
Costs at January 1	€2,373	€2,750	€—
Acquisitions of the year	4,736	—	2,750
Disposals of the year	(2,291)	(377)	—
Costs at December 31,	4,818	2,373	2,750
Fair value adjustment at January 1	(619)	(399)	—
Cancellation of fair value adjustment following disposal	598	55	—
Fair value adjustment of the year	1,203	(275)	(399)
Fair value adjustment at December 31,	1,182	(619)	(399)
Net book value at December 31,	€6,000	€1,754	€2,351